Bank Loans (Aging Of The Recorded Investment In Past Due Loans) (Details) - USD ($)		Dec. 31, 2016		Dec. 31, 2015
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		$ 11,721,000		$ 4,116,000
Current Balance		5,625,844,000		3,176,468,000
Recorded Investment in Loans, Total		5,637,565,000		3,180,584,000
Non-accrual		17,234,000	[1]	737,000	[2]
Restructured		9,700,000	[1],[3]	326,000	[2]
Total		26,934,000	[1]	1,063,000	[2]
Loans past due 90 days and still accruing interest		0		0
30 - 89 Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		11,523,000		3,640,000
90 or More Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		198,000		476,000
Commercial And Industrial [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Current Balance		1,710,399,000		1,216,656,000
Recorded Investment in Loans, Total		1,710,399,000		1,216,656,000
Non-accrual	[1]	16,815,000
Total	[1]	16,815,000
Securities-Based Loans [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Current Balance		1,614,033,000		1,388,953,000
Recorded Investment in Loans, Total		1,614,033,000		1,388,953,000
Consumer [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		2,000		14,000
Current Balance		45,389,000		36,832,000
Recorded Investment in Loans, Total		45,391,000		36,846,000
Non-accrual		6,000	[1]	15,000	[2]
Total		6,000	[1]	15,000	[2]
Consumer [Member] | 30 - 89 Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due				7,000
Consumer [Member] | 90 or More Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		2,000		7,000
Residential Real Estate [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		1,923,000		3,760,000
Current Balance		2,159,477,000		425,372,000
Recorded Investment in Loans, Total		2,161,400,000		429,132,000
Non-accrual	[2]			380,000
Restructured		178,000	[1],[3]	326,000	[2]
Total		178,000	[1]	706,000	[2]
Residential Real Estate [Member] | 30 - 89 Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		1,923,000		3,310,000
Residential Real Estate [Member] | 90 or More Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due				450,000
Commercial Real Estate [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		9,522,000
Current Balance		69,189,000		92,623,000
Recorded Investment in Loans, Total		78,711,000		92,623,000
Restructured	[1],[3]	9,522,000
Total	[1]	9,522,000
Commercial Real Estate [Member] | 30 - 89 Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		9,522,000
Home Equity Lines Of Credit [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		274,000		342,000
Current Balance		14,734,000		12,133,000
Recorded Investment in Loans, Total		15,008,000		12,475,000
Non-accrual		413,000	[1]	342,000	[2]
Total		413,000	[1]	342,000	[2]
Home Equity Lines Of Credit [Member] | 30 - 89 Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		78,000		323,000
Home Equity Lines Of Credit [Member] | 90 or More Days Past Due [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Total Past Due		196,000		19,000
Construction And Land [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Current Balance		12,623,000		3,899,000
Recorded Investment in Loans, Total		$ 12,623,000		$ 3,899,000

[1]	There were no loans past due 90 days and still accruing interest at December 31, 2016.
[2]	There were no loans past due 90 days and still accruing interest at December 31, 2015.
[3]	On non-accrual status.